Consolidated Statements of Shareholders’ Equity/(Deficit) ¥ in Thousands, $ in Thousands	Class A Ordinary Shares CNY (¥) shares	Class A Ordinary Shares USD ($) shares	Class B Ordinary Shares CNY (¥) shares	Class B Ordinary Shares USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Accumulated Other (Loss) Income CNY (¥)	Accumulated Other (Loss) Income USD ($)	Total Fresh2 Group Limited Shareholders’ Equity (Deficit) CNY (¥)	Total Fresh2 Group Limited Shareholders’ Equity (Deficit) USD ($)	Non-controlling interest CNY (¥)	Non-controlling interest USD ($)	Treasury shares CNY (¥) shares	Treasury shares USD ($) shares	CNY (¥)	USD ($)
Balance (in Dollars)	¥ 466		¥ 191		¥ 257,736		¥ (276,476)		¥ 2,110		¥ (15,973)		¥ 49				¥ (15,924)
Balance (in Shares) | shares	7,004,900	7,004,900	2,863,100	2,863,100
Balance at Dec. 31, 2019	¥ 466		¥ 191		257,736		(276,476)		2,110		(15,973)		49				(15,924)
Balance (in Shares) at Dec. 31, 2019 | shares	7,004,900	7,004,900	2,863,100	2,863,100
Net loss							(80,475)				(80,475)		(90)				(80,565)
Issuance of ordinary shares upon initial public offering, net	¥ 92				75,368						75,460						75,460
Issuance of ordinary shares upon initial public offering, net (in Shares) | shares	1,333,360	1,333,360
Issuance shares for exercise of stock option	¥ 20				763						783						783
Issuance shares for exercise of stock option (in Shares) | shares	284,400	284,400
Issuance shares reserved for convertible loan	¥ 35				(35)
Issuance shares reserved for convertible loan (in Shares) | shares	500,000	500,000
Issuance shares for service	¥ 5				2,701						2,706						2,706
Issuance shares for service (in Shares) | shares	70,000	70,000
Fair value change relating to Company’s own credit risk on convertible loan									(108)		(108)						(108)
Foreign currency translation differences									2,793		2,793						2,793
Foreign currency translation differences (in Shares) | shares
Capital contribution from noncontrolling interest holders													370				370
Share based compensation					17,762						17,762						17,762
Capital contribution from non-controlling interest holders																	370
Balance at Dec. 31, 2020	¥ 618		¥ 191		354,295		(356,951)		4,795		2,948		329				3,277
Balance (in Shares) at Dec. 31, 2020 | shares	9,192,660	9,192,660	2,863,100	2,863,100
Balance (in Dollars)	¥ 618		¥ 191		354,295		(356,951)		4,795		2,948		329				3,277
Balance (in Shares) | shares	9,192,660	9,192,660	2,863,100	2,863,100
Net loss							(118,695)				(118,695)		(1,392)				(120,087)
Acquisition of Anpai													6,880				6,880
Issuance of shares in private placements, net of offering costs	¥ 159				49,083						49,242						49,242
Issuance of shares in private placements, net of offering costs (in Shares) | shares	2,482,280	2,482,280
Issuance shares for exercise of stock option	¥ 62				7,930						7,992						7,992
Issuance shares for exercise of stock option (in Shares) | shares	956,414	956,414
Issuance shares reserved for convertible loan	¥ 235				(235)
Issuance shares reserved for convertible loan (in Shares) | shares	3,630,123	3,630,123
Conversion of convertible loans					20,110						20,110						20,110
Transfer Class B shares to Class A shares	¥ 6		¥ (6)
Transfer Class B shares to Class A shares (in Shares) | shares	90,000	90,000	(90,000)	(90,000)
Foreign currency translation differences									(263)		(263)						(263)
Share based compensation	¥ 16				34,151						34,167						34,167
Share based compensation (in Shares) | shares	252,925	252,925
Balance at Dec. 31, 2021	¥ 1,096		¥ 185		465,334		(475,646)		4,532		(4,499)		5,817				1,318
Balance (in Shares) at Dec. 31, 2021 | shares	16,604,402	16,604,402	2,773,100	2,773,100
Balance (in Dollars)	¥ 1,096		¥ 185		465,334		(475,646)		4,532		(4,499)		5,817				1,318
Balance (in Shares) | shares	16,604,402	16,604,402	2,773,100	2,773,100
Net loss							(101,893)				(101,893)		(1,705)				(103,598)	$ (15,019)
Issuance of shares in private placements, net of offering costs	¥ 3,975				57,037						61,012						61,012
Issuance of shares in private placements, net of offering costs (in Shares) | shares	56,299,400	56,299,400
Issuance shares for exercise of stock option	¥ 32		¥ 55		226						313						313
Issuance shares for exercise of stock option (in Shares) | shares	492,787	492,787	800,000	800,000
Issuance shares reserved for convertible loan	¥ 381				(381)
Issuance shares reserved for convertible loan (in Shares) | shares	6,000,000	6,000,000
Conversion of convertible loans					27,739						27,739						27,739
Treasury stocks											(11,003)				¥ (11,003)		(11,003)
Treasury stocks (in Shares) | shares															(12,492,283)	(12,492,283)
Foreign currency translation differences									(269)		(269)						(269)
Foreign currency translation differences (in Shares) | shares
Share based compensation	¥ 10				14,914						14,924						14,924
Share based compensation (in Shares) | shares	140,000	140,000
Capital contribution from non-controlling interest holders													160				160	23
Balance at Dec. 31, 2022	¥ 5,494	$ 797	¥ 240	$ 35	564,869	$ 81,898	(577,539)	$ (83,735)	4,263	$ 618	(13,676)	$ (1,982)	4,272	$ 619	¥ (11,003)	$ (1,595)	(9,404)	(1,363)
Balance (in Shares) at Dec. 31, 2022 | shares	79,536,589	79,536,589	3,573,100	3,573,100											(12,492,283)	(12,492,283)
Balance (in Dollars)	¥ 5,494	$ 797	¥ 240	$ 35	¥ 564,869	$ 81,898	¥ (577,539)	$ (83,735)	¥ 4,263	$ 618	¥ (13,676)	$ (1,982)	¥ 4,272	$ 619	¥ (11,003)	$ (1,595)	¥ (9,404)	$ (1,363)
Balance (in Shares) | shares	79,536,589	79,536,589	3,573,100	3,573,100											(12,492,283)	(12,492,283)